Annual Total Returns - Fidelity Advisor® Diversified Stock Fund [BarChart] - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-09 - Fidelity Advisor® Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund-Class O
Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	0.40%
Annual Return 2012	19.59%
Annual Return 2013	34.03%
Annual Return 2014	11.11%
Annual Return 2015	(5.31%)
Annual Return 2016	17.08%
Annual Return 2017	19.32%
Annual Return 2018	(5.30%)
Annual Return 2019	28.20%
Annual Return 2020	27.48%